Reportable Segments (Details Narrative) - Sales Revenue, Net [Member]	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017
Customer One [Member] | Successor [Member]
Concentration risk, percentage	39.00%
Customer One [Member] | Predecessor [Member]
Concentration risk, percentage		54.00%	46.00%	49.00%	44.00%
Customer Two [Member] | Successor [Member]
Concentration risk, percentage	17.00%
Customer Two [Member] | Predecessor [Member]
Concentration risk, percentage		15.00%	12.00%	16.00%	15.00%
Customer Three [Member] | Successor [Member]
Concentration risk, percentage	11.00%
Customer Three [Member] | Predecessor [Member]
Concentration risk, percentage			11.00%		11.00%
Customer Four [Member] | Predecessor [Member]
Concentration risk, percentage			11.00%		11.00%